Non-current Assets Held For Sale (Tables)	12 Months Ended
Jun. 30, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets held for sale and discontinued operations
2020
Book value	28,851
Measurement at fair value	(2,994)
Fair value minus selling expenses (a)	25,857

(a)	Measured at nominal sales value, less brokerage expenses and discounting to present value. The variation in fair value registered between January 27, 2020 (Acquisition of Agrifirma) and this reporting date was R$2,015, registered under financial result.